As filed with the Securities and Exchange Commission on April 7, 2026
Securities Act File No. 333-191837
Investment Company Act File No. 811-22903

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 513	☒
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 515	☒
(Check appropriate box or boxes)

J.P. Morgan Exchange-Traded Fund Trust
(Exact Name of Registrant Specified in Charter)

390 Madison Avenue
New York, New York 10017
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (844) 457-6383
Gregory S. Samuels, Esq.
J.P. Morgan Investment Management Inc.
270 Park Avenue
New York, New York 10017
(Name and Address of Agent for Service)

With copies to:
Erika K. Messbarger, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Allison M. Fumai, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036	Stephen T. Cohen, Esq. Dechert LLP 1900 K Street NW Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)
☒	on April 15, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus, statement of additional information and Part C included in Post-Effective Amendment No. 494 to the Registration Statement on Form N-1A of J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), filed with the Commission on November 24, 2025 (Accession Number 0001193125-25-293292) (the “Registration Statement”) are incorporated herein by reference.

PART C: OTHER INFORMATION
Item 28.
Exhibits
(a) Articles of Incorporation
(a)(1)
Certificate of Trust dated February 25, 2010. Incorporated herein by reference to the Registrant’s Registration
Statement as filed with the Securities and Exchange Commission on October 21, 2013 (Accession Number
0001193125-13-405484).

(a)(2)
Amended and Restated Declaration of Trust dated February 19, 2014. Incorporated herein by reference to the
Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2014
(Accession Number 0001193125-14-067429).

(a)(3)
Amended Schedule A to the Amended and Restated Declaration of Trust as of February 12, 2026. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on
February 25, 2026 (Accession Number 0001193125-26-071488).

(b) By-laws

Amended and Restated By-Laws dated December 16, 2025. Incorporated herein by reference to the Registrant’s
Registration Statement as filed with the Securities and Exchange Commission on February 25, 2026 (Accession
Number 0001193125-26-071488).

(c) Instruments Defining Rights of Security Holders: Incorporated by reference to Exhibits (a) and (b).
(d) Investment Advisory Contracts
(d)(1)(a)
Management Agreement dated November 1, 2019. Incorporated herein by reference to the Registrant’s Registration
Statement as filed with the Securities and Exchange Commission on November 22, 2019 (Accession Number
0001193125-19-298434).

(d)(1)(b)
Amended Schedule A to the Management Agreement as of February 26, 2026. Incorporated herein by reference to the
Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 12, 2026
(Accession Number 0001193125-26-103664).

(d)(2)
Management Agreement dated March 11, 2019 for JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF and
JPMorgan BetaBuilders U.S. Equity ETF. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 26, 2019 (Accession Number 0001193125-19-
182457).

(d)(3)(a)
Investment Advisory Agreement for converting JPMorgan Trust I and JPMorgan Trust IV Funds as of
December 1, 2021. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the
Securities and Exchange Commission on February 14, 2022 (Accession Number 0001193125-22-041226).

(d)(3)(b)
Amended Schedule A to the Investment Advisory Agreement for converted JPMorgan Trust I and JPMorgan Trust IV
Funds as of February 13, 2025. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 22, 2025 (Accession Number 0001193125-25-12549).

(d)(3)(c)
Amended Schedule A to the Investment Advisory Agreement for converted JPMorgan Trust I and JPMorgan Trust IV
Funds as of August 14, 2025. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 22, 2025 (Accession Number 0001193125-25-246367).

(d)(4)
Investment Advisory Agreement for JPMorgan International Research Enhanced Equity ETF as of December 1, 2021.
Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange
Commission on February 14, 2022 (Accession Number 0001193125-22-041226).

(d)(5)(a)
Investment Advisory Agreement for converted JPMorgan Trust II Funds as of December 1, 2021. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on
February 14, 2022 (Accession Number 0001193125-22-041226).

(d)(5)(b)
Amended Schedule A to the Investment Advisory Agreement for converted JPMorgan Trust II Funds as of
November 20, 2025. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the
Securities and Exchange Commission on January 9, 2026 (Accession Number 0001193125-26-009079).

(d)(6)
Investment Advisory Agreement for JPMorgan Realty Income ETF as of December 1, 2021. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on
February 14, 2022 (Accession Number 0001193125-22-041226).

(d)(7)
Sub-Advisory Agreement between JPMIM and JPMorgan Asset Management (Asia Pacific) Limited. Incorporated
herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 9, 2023 (Accession Number 0001193125-23-065973).

(e) Underwriting Contracts
(e)(1)
Distribution Agreement dated October 1, 2017. Incorporated herein by reference to the Registrant’s Registration
Statement as filed with the Securities and Exchange Commission on November 3, 2017 (Accession Number
0001193125-17-332834).

(e)(2)
Amended Schedule A to the Distribution Agreement as of February 12, 2026. Incorporated herein by reference to the
Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2026
(Accession Number 0001193125-26-071488).

(f) Bonus or Profit Sharing Contracts: Not applicable.
(g) Custodian Agreements
(g)(1)(a)
Amended and Restated Global Custody and Fund Accounting Agreement dated October 1, 2017, between J.P. Morgan
Exchange-Traded Fund Trust and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s
Registration Statement as filed with the Securities and Exchange Commission on November 3, 2017 (Accession
Number 0001193125-17-332834).

(g)(1)(b)
Amendment to the Amended and Restated Global Custody and Fund Accounting Agreement as of December 1, 2019,
including Amended Schedule B. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 24, 2020 (Accession Number 0001193125-20-253233).

(g)(1)(c)
Amendment to the Amended and Restated Global Custody and Fund Accounting Agreement as of February 1, 2020.
Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange
Commission on June 16, 2021 (Accession Number 0001193125-21-192257).

(g)(1)(d)
Amendment to the Amended and Restated Global Custody and Fund Accounting Agreement as of
September 16, 2020. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the
Securities and Exchange Commission on February 22, 2021 (Accession Number 0001193125-21-050282).

(g)(1)(e)
Form of Amendment to the Amended and Restated Global Custody and Fund Accounting Agreement as of
December 1, 2025, including Schedules A and F. I Incorporated herein by reference to the Registrant’s Registration
Statement as filed with the Securities and Exchange Commission on February 25, 2026 (Accession Number
0001193125-26-071488).

(g)(1)(f)
Form of Side Letter Amending Agreement, dated December 3, 2025, to the Amended and Restated Global Custody
and Fund Accounting Agreement. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2026 (Accession Number 0001193125-26-071488).

(g)(1)(g)
Amendment to the Amended and Restated Global Custody and Fund Accounting Agreement (as of
February 12, 2026), including Amended Schedule A. Incorporated herein by reference to the Registrant’s Registration
Statement as filed with the Securities and Exchange Commission on February 25, 2026 (Accession Number
0001193125-26-071488).

(g)(2)(a)
Third Party Securities Lending Rider, dated June 18, 2018 to the Amended and Restated Global Custody and Fund
Accounting Agreement, dated October 1, 2017 among J.P. Morgan Exchange-Traded Fund Trust, JPMorgan Chase
Bank, N.A. and Citibank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on January 22, 2019 (Accession Number 0001193125-19-013831).

(g)(2)(b)
Form of Amendment to Third Party Securities Lending Rider, including Schedule A, as of February 12, 2025.
Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange
Commission on February 25, 2026 (Accession Number 0001193125-26-071488).

(h) Other Material Contracts
(h)(1)(a)
Agency Services Agreement dated May 8, 2014. Incorporated herein by reference to the Registrant’s Registration
Statement as filed with the Securities and Exchange Commission on May 14, 2014 (Accession Number 0001193125-
14-198331).

(h)(1)(b)
Amendment to the Agency Services Agreement as of December 1, 2019, including Amended Exhibit B. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 24, 2020 (Accession Number 0001193125-20-253233).

(h)(1)(c)
Form of Amendment to the Agency Services Agreement as of December 1, 2025, including Amended Exhibit B.
Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange
Commission on February 25, 2026 (Accession Number 0001193125-26-071488).

(h)(1)(d)
Amendment to the Agency Services Agreement effective as of February 12, 2026, including Amended Exhibit A.
Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange
Commission on March 4, 2026 (Accession Number 0001193125-26-090928).

(h)(2)(a)
Sublicense Agreement. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the
Securities and Exchange Commission on June 27, 2018 (Accession Number 0001193125-18-205847).

(h)(2)(b)
Amended Schedule A to the Sublicense Agreement. Incorporated herein by reference to the Registrant’s Registration
Statement as filed with the Securities and Exchange Commission on May 12, 2023 (Accession 0001193125-23-
143497).

(h)(3)
Form of License Agreement for JPMorgan Carbon Transition U.S. Equity ETF. Incorporated herein by reference to the
Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 4, 2020
(Accession Number 0001193125-20-310606).

(h)(4)(a)
Global Securities Lending Agency Agreement, dated June 18, 2018, between J.P. Morgan Exchange-Traded Fund
Trust and Citibank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the
Securities and Exchange Commission on January 22, 2019 (Accession Number 0001193125-19-013831).

(h)(4)(b)
Amendment to the Global Securities Lending Agency Agreement as of October 4, 2018. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on
January 22, 2019 (Accession Number 0001193125-19-013831).

(h)(4)(c)
Amendment to the Global Securities Lending Agency Agreement as of December 11, 2018. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on
January 22, 2019 (Accession Number 0001193125-19-013831).

(h)(4)(d)
Form of Side Letter Amending Agreement, dated February 28, 2022, to the Global Securities Lending Agency
Agreement. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and
Exchange Commission on June 22, 2022 (Accession Number 0001193125-22-178621).

(h)(4)(e)
Amendment to the Global Securities Lending Agency Agreement, including Schedule I and Exhibit A (as of
November 20, 2025). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the
Securities and Exchange Commission on March 4, 2026 (Accession Number 0001193125-26-090928).

(h)(5)(a)
Administration Agreement for certain JPMorgan Exchange-Traded Funds with an administration fee. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 14, 2022 (Accession Number 0001193125-22-041226).

(h)(5)(b)
Amended Schedule A to the Administration Agreement for certain JPMorgan Exchange-Traded Funds with an administration fee as of August 14, 2025. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 22, 2025 (Accession Number 0001193125-25-
246367).

(h)(6)
Form of Fund of Funds Investment Agreement as of January 19, 2022. Incorporated herein by reference to the
Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 14, 2022
(Accession Number 0001193125-22-041226).

(h)(7)(a)
Fee Waiver Agreement dated February 28, 2022 for JPMorgan ActiveBuilders Emerging Markets Equity ETF.
Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange
Commission on May 2, 2022 (Accession Number 0001193125-22-136496).

(h)(7)(b)
Fee Waiver Agreement dated March 10, 2023 for JPMorgan Equity Focus ETF, JPMorgan High Yield Municipal ETF,
JPMorgan Limited Duration Bond ETF and JPMorgan Sustainable Municipal Income ETF. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on
June 28, 2023 (Accession Number 0001193125-23-177530).

(h)(7)(c)
Fee Waiver Agreement dated April 2, 2023 for JPMorgan BetaBuilders Emerging Markets Equity ETF. Incorporated
herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 6, 2023 (Accession Number 0001193125-23-093823).

(h)(7)(d)
Fee Waiver Agreement dated July 1, 2025, for the FYE 2-28. Incorporated herein by reference to the Registrant’s
Registration Statement as filed with the Securities and Exchange Commission on June 25, 2025 (Accession Number
0001193125-25-146539).

(h)(7)(e)
Fee Waiver Agreement dated November 1, 2025, for the FYE 6-30 Funds. Incorporated herein by reference to the
Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 22, 2025
(Accession Number 0001193125-25-246367).

(h)(7)(f)
Fee Waiver Agreement dated February 10, 2025, for JPMorgan Flexible Income ETF. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on January 28, 2025
(Accession Number 0001193125-25-014249).

(h)(7)(g)
Fee Waiver Agreement dated February 18, 2025, for the JPMorgan Fundamental Data Science Large Value ETF,
JPMorgan International Hedged Equity Laddered Overlay ETF and JPMorgan Mortgage-Backed Securities ETF.
Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange
Commission on February 21, 2025 (Accession Number 0001193125-25-032035).

(h)(7)(h)
Fee Waiver Agreement dated March 1, 2026 for JPMorgan International Research Enhanced Equity ETF. Incorporated
herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 4, 2026 (Accession Number 0001193125-26-090928).

(h)(7)(i)
Fee Waiver Agreement dated May 22, 2025 for JPMorgan Flexible Debt ETF. Incorporated herein by reference to the
Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 22, 2025
(Accession Number 0001193125-25-12549).

(h)(7)(j)
Fee Waiver Agreement dated February 17, 2026. Incorporated herein by reference to the Registrant’s Registration
Statement as filed with the Securities and Exchange Commission on March 4, 2026 (Accession Number 0001193125-
26-090928).

(i) Legal Opinion
Opinion and consent of counsel. Not applicable.
(j) Other Opinions
Consent of independent registered accounting firm. Not applicable.
(k) Omitted Financial Statements: Not applicable.
(l) Initial Capital Agreements: Not applicable.
(m) Rule 12b-1 Plan: Not applicable.
(n) Rule 18f-3 Plan: Not applicable.
(o) Reserved.
(p) Codes of Ethics
(p)(1)
Code of Ethics of the Trust. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 14, 2014 (Accession Number 0001193125-14-198331).

(p)(2)
Code of Ethics of J.P. Morgan Asset Management, Inc., including JPMIM. Incorporated herein by reference to the
Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 21, 2025
(Accession Number 0001193125-25-032035).

(p)(3)
Code of Ethics of the Distributor dated February 1, 2005, as amended. Incorporated herein by reference to the
Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 3, 2017
(Accession Number 0001193125-17-332834).

(q) Power of Attorney
(q)(1)	Powers of Attorney for the Trustees. Filed herewith.
(q)(2)
Power of Attorney for Matthew J. Kamburowski, effective June 26, 2025. Incorporated herein by reference to the
Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 25, 2025
(Accession Number 0001193125-25-146539).

(q)(3)
Power of Attorney for Timothy J. Clemens, effective June 26, 2025. Incorporated herein by reference to the
Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 25, 2025
(Accession Number 0001193125-25-146539).

Item 29.
Persons Controlled by or Under Common Control with the Registrant
Not applicable.
Item 30.
Indemnification
Reference is made to Article VII, Section 4 of Registrant’s Declaration of Trust. Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of suits or proceedings.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
Item 31.
Business and Other Connections of the Investment Adviser
See “Investment Adviser and Sub-Adviser” in Part B. The business or other connections of each director and officer of J.P. Morgan Investment Management Inc. is currently listed in the investment advisor registration on Form ADV for J.P. Morgan Investment Management Inc. (File No. 801-21011) and is incorporated herein by reference.
See “Investment Adviser and Sub-Adviser” in Part B. The business or other connections of each director or officer of JPMorgan Asset Management (Asia Pacific) Limited is currently listed in the investment advisor registration on Form ADV for JPMorgan Asset Management (Asia Pacific) Limited (File No. 801-114775) and is incorporated herein by reference.
Item 32.
Principal Underwriter
(1) JPMorgan Distribution Services, Inc. is the principal underwriter of the Registrant’s shares. JPMorgan Distribution Services, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. JPMorgan Distribution Services, Inc. is located at 1111 Polaris Parkway, Columbus, OH 43240. JPMorgan Distribution Services, Inc. acts as the principal underwriter for the following investment companies:
J.P. Morgan Exchange-Traded Fund Trust
J.P. Morgan Fleming Mutual Fund Group, Inc.
J.P. Morgan Mutual Fund Investment Trust
JPMorgan Trust I
JPMorgan Trust II
JPMorgan Trust IV
Undiscovered Managers Funds
(2) The directors and officers of JPMorgan Distribution Services, Inc. are set forth below. The business address of each director or officer is 1111 Polaris Parkway, Columbus, OH 43240.
Name with Registrant	Positions and Office with JPMorgan Distribution Services, Inc.	Positions and Offices with the Funds
Wendy K. Barta	Director, President & Managing Director	None
Jason Chodos	Managing Director & Chief Risk Officer	None
Andrea L. Lisher	Director & Managing Director	None
Michael R. Machulski	Director & Managing Director	None
Joseph F. Sanzone	Director & Managing Director	None
Matthew J. Kamburowski	Managing Director	President & Principal Executive Officer
Frank J. Drozek	Executive Director & Assistant Treasurer	None
James A. Hoffman	Executive Director & Chief Administrative Officer	None
Rachel Horn	Executive Director & Assistant Secretary	None
Kevin Kloza	Executive Director & Chief Compliance Officer	None
Carmine Lekstutis	Executive Director & Chief Legal Officer	Assistant Secretary
Christopher J. Mohr	Executive Director & Assistant Treasurer	None
Christopher G. Sprules	Executive Director & Treasurer	None
Adetunji Ogunmefun	Vice President & Secretary	None
Sarah A. Clark	Vice President & Assistant Secretary	None
Andrea Belen Daneri	Vice President & Assistant Secretary	None
Chike N. Egbuniwe	Vice President & Assistant Secretary	None
Ken Corrado	Anti-Money Laundering Compliance Officer	None

Name with Registrant	Positions and Office with JPMorgan Distribution Services, Inc.	Positions and Offices with the Funds
Alysee N. Pelletier	Vice President & Assistant Secretary	None
Emilia Wade	Assistant Secretary	None
(c) Not applicable.
Item 33.
Location of Accounts and Records
All accounts, books, records and documents required pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:
J.P. Morgan Investment Management Inc., the Registrant’s investment adviser, at 383 Madison Avenue, New York, NY 10179 (records relating to its functions as investment adviser).
Effective October 1, 2017, JPMorgan Distribution Services, Inc., the Registrant’s distributor, at 1111 Polaris Parkway, Columbus, OH 43240 (records relating to its functions as distributor).
Prior to October 1, 2017, SEI Investments Distribution Co., the Registrant’s distributor, at One Freedom Valley Drive, Oaks, PA 19456 (records relating to its functions as distributor).
JPMorgan Chase Bank, N.A. at 383 Madison Avenue, New York, NY 10179 (records relating to its functions as custodian and sub-administrator
J.P. Morgan Investment Management Inc., the Registrant’s administrator, at 383 Madison Avenue, New York, NY 10179 (relating to its functions as administrator).
Item 34.
Management Services
Not applicable.
Item 35.
Undertakings
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant, J.P. Morgan Exchange-Traded Fund Trust, certifies that it meets all the requirements for effectiveness of the registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus and State of Ohio on the 7th day of April, 2026.
J.P. Morgan Exchange-Traded Fund Trust
By:	Matthew J. Kamburowski*
Name: Matthew J. Kamburowski
Title: President and Principal Executive Officer
Pursuant to the requirements of the Securities Act, this Amendment to the registration statement has been signed below by the following persons in the capacities indicated on April 7, 2026.

Stephen P. Fisher*
Stephen P. Fisher
Trustee

Gary L. French*
Gary L. French
Trustee

Kathleen M. Gallagher*
Kathleen M. Gallagher
Trustee

Robert J. Grassi*
Robert J. Grassi
Trustee

Frankie D. Hughes*
Frankie D. Hughes
Trustee

Raymond Kanner*
Raymond Kanner
Trustee

Thomas P. Lemke*
Thomas P. Lemke
Trustee

Timothy J. Clemens*
Timothy J. Clemens
Treasurer and Principal Financial Officer

*By	/s/ Erika K. Messbarger
Erika K. Messbarger
Attorney-In-Fact

Brenda Lyons*
Brenda Lyons
Trustee

Mary E. Martinez*
Mary E. Martinez
Trustee

Marilyn McCoy*
Marilyn McCoy
Trustee

Shaun Real*
Shaun Real
Trustee

Emily A. Youssouf*
Emily A. Youssouf
Trustee

Robert F. Deutsch*
Robert F. Deutsch
Trustee

Nina O. Shenker*
Nina O. Shenker
Trustee

Matthew J. Kamburowski*
Matthew J. Kamburowski
President and Principal Executive Officer

EXHIBIT INDEX
Exhibit No.	Description
(q)(1)	Powers of Attorney for the Trustees.